Income Taxes (Schedule Of Significant Changes To Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Balance at January 1,	$ 892	$ 2,646	$ 2,612
Unrecognized tax benefits due to positions taken in current year	247	219	219
Decrease due to expiration of statute of limitations	(159)	(1,973)	(185)
Balance at December 31,	$ 980	$ 892	$ 2,646